Investments (Tables)	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Income	The following table summarizes investment income for the six months ended June 30, 2023 and 2022;

	For the Six Months Ended
	June 30, 2023	June 30, 2022
	($ in millions)
Fixed income securities — Available for sale	$55.7	$44.5
Fixed income securities — Trading	47.8	18.9
Short-term investments — Available for sale	1.6	—
Short-term investments — Trading	0.1	—
Fixed term deposits (included in cash and cash equivalents)	17.3	0.5
Catastrophe bonds — Trading	1.1	0.1
Privately-held investments — Trading	21.5	8.8
Other investments, at fair value (1)	(10.4)	20.7
Total	134.7	93.5
Investment expenses	(5.3)	(4.8)
Net investment income	$129.4	$88.7
_____________(1) Other investments represents the Company’s investments in real estate, infrastructure and direct lending funds. The movement in the periods represent the change in fair value of the investment and has been included as part of our investment income.
Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments
The following table summarizes the net realized and unrealized investment gains and losses recorded in the consolidated statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the six months ended June 30, 2023 and 2022:

	For the Six Months Ended
	June 30, 2023	June 30, 2022
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$0.4	$1.4
Fixed income securities — gross realized (losses)	(6.9)	(29.9)
Short-term investments — gross realized (losses)	(0.2)	—
Cash and cash equivalents — gross realized gains	0.1	0.9
Cash and cash equivalents — gross realized (losses)	(0.1)	(0.2)
Net change in expected credit gains/(losses)	3.7	(7.7)
Trading:
Fixed income securities — gross realized gains	0.3	—
Fixed income securities — gross realized (losses)	(1.1)	(0.2)
Short-term investments — gross realized gains	0.1	—
Short-term investments — gross realized (losses)	(0.2)	—
Privately-held investments — gross realized gains	0.1	0.2
Privately-held investments — net unrealized (losses)	(9.0)	(1.3)
Catastrophe bonds — net unrealized (losses)	(0.6)	(0.1)
Fixed income securities — net unrealized gains/(losses)	31.0	(89.6)

Investments — equity method:
Net change in realized and unrealized gains in Multi-Line Reinsurer	0.4	0.1
Total net realized and unrealized investment gains/(losses) recorded in the consolidated statement of operations	$18.0	$(126.4)

Change in available for sale net unrealized gains/(losses):
Fixed income securities gains/(losses)	12.3	(316.0)
Income tax (expense)/benefit	(1.6)	29.5
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$10.7	$(286.5)

Cost or Amortized Cost, Unrealized and Realized Gains and Losses and Estimated Fair Value of Available for Sale Investments	The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities and short-term investments as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses (1)	Fair Market Value
	($ in millions)
U.S. government	$1,064.9	$—	$(51.1)	$—	$1,013.8
U.S. agency	8.6	—	(0.4)	—	8.2
Municipal	159.0	—	(8.8)	(0.7)	149.5
Corporate	2,031.9	2.4	(155.2)	(3.2)	1,875.9
Non-U.S. government-backed corporate	119.6	—	(8.7)	—	110.9
Non-U.S. government	281.3	—	(12.0)	(0.1)	269.2
Non-agency commercial mortgage-backed	6.6	—	(0.9)	—	5.7
Agency mortgage-backed	559.3	—	(84.3)	—	475.0
Total fixed income securities — Available for sale	4,231.2	2.4	(321.4)	(4.0)	3,908.2
Total short-term investments — Available for sale	169.3	—	—	—	169.3
Total	$4,400.5	$2.4	$(321.4)	$(4.0)	$4,077.5
_____________
(1)    For the six months ended June 30, 2023, there was a decrease in the CECL allowance on available-for-sale investments of $3.7 million (December 31, 2022 — $5.0 million increase).

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
U.S. government	$1,003.7	$—	$(50.7)	$—	$953.0
U.S. agency	9.2	—	(0.4)	—	8.8
Municipal	159.9	—	(9.4)	(1.0)	149.5
Corporate	2,016.9	3.5	(169.1)	(6.3)	1,845.0
Non-U.S. government-backed corporate	119.4	—	(8.8)	(0.2)	110.4
Non-U.S. government	225.2	0.1	(11.5)	(0.2)	213.6
Non-agency commercial mortgage-backed	6.6	—	(1.0)	—	5.6
Agency mortgage-backed	590.4	—	(87.7)	—	502.7
Total fixed income securities — Available for sale	4,131.3	3.6	(338.6)	(7.7)	3,788.6
Total short-term investments — Available for sale	52.4	—	(0.4)	—	52.0
Total	$4,183.7	$3.6	$(339.0)	$(7.7)	$3,840.6

Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities	The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, equity securities, catastrophe bonds and privately-held investments as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$241.9	$—	$(6.9)	$235.0
Municipal	3.4	—	(0.3)	3.1
Corporate	176.9	0.3	(11.8)	165.4
High yield loans	86.1	1.2	(0.7)	86.6
Non-U.S. government-backed corporate	10.1	—	(0.5)	9.6
Non-U.S. government	35.8	—	(1.7)	34.1
Asset-backed	975.2	1.0	(51.6)	924.6
Agency mortgage-backed	23.3	—	(3.2)	20.1
Total fixed income securities — Trading	1,552.7	2.5	(76.7)	1,478.5
Short-term investments — Trading	11.0	—	—	11.0
Catastrophe bonds — Trading	2.4	—	—	2.4
Privately-held investments — Trading
Commercial mortgage loans	$305.5	$1.3	$(11.8)	$295.0
Middle market loans	104.1	—	(2.0)	102.1
Asset-backed securities	59.5	—	(1.1)	58.4
Global corporate securities	14.9	—	(0.1)	14.8
Equity securities	12.1	—	—	12.1
Total privately-held investments — Trading	496.1	1.3	(15.0)	482.4
Total Investments — Trading	$2,062.2	$3.8	$(91.7)	$1,974.3

	As at December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$267.9	$—	$(6.3)	$261.6
Municipal	3.9	—	(0.3)	3.6
Corporate	175.3	0.3	(13.5)	162.1
High yield loans	90.2	0.2	(2.1)	88.3
Non-U.S. government-backed corporate	12.2	—	(0.6)	11.6
Non-U.S. government	32.2	—	(1.8)	30.4
Asset-backed	970.3	0.2	(74.0)	896.5
Agency mortgage-backed	24.7	—	(3.3)	21.4
Total fixed income securities — Trading	1,576.7	0.7	(101.9)	1,475.5
Short-term investments — Trading	6.3	—	—	6.3
Catastrophe bonds — Trading	5.1	—	(2.2)	2.9
Privately-held investments — Trading
Commercial mortgage loans	$312.6	0.6	(1.1)	$312.1
Middle market loans	109.0	—	(2.1)	106.9
Asset-backed securities	68.8	—	(2.0)	66.8
Global corporate securities	15.1	—	(0.1)	15.0
Short-term investments	25.6	—	—	25.6
Equity securities	6.6	—	—	6.6
Total privately-held investments — Trading	537.7	0.6	(5.3)	533.0
Total Investments — Trading	$2,125.8	$1.3	$(109.4)	$2,017.7

Schedule of Commercial Mortgage and Middle Market Loans	The following table presents the type of commercial mortgage loans and geographic region as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023		As at December 31, 2022
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Property type

Apartment	107.8	36.6	115.3	36.9
Hotels	98.1	33.3	108.0	34.6
Office building	45.9	15.5	42.1	13.5
Other commercial	37.9	12.8	41.4	13.3
Retail	3.3	1.1	3.3	1.1
Industrial	2.0	0.7	2.0	0.6
Total commercial mortgage loans	$295.0	100%	312.1	100%

Geographic Region
U.S.	263.6	89.4	269.8	86.4
International	31.4	10.6	42.3	13.6
Total commercial mortgage loans	$295.0	100%	312.1	100%
The following table presents the type of middle market loans and geographic region as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023		As at December 31, 2022
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Industry type

Materials	20.0	19.6	19.8	18.5
Financials	48.3	47.3	53.1	49.7
Industrials	18.6	18.2	18.7	17.5
Consumer discretionary	4.9	4.8	4.9	4.6
Energy	5.6	5.5	5.7	5.3
Information technology	4.7	4.6	4.7	4.4
Total middle market mortgage loans	$102.1	100%	$106.9	100%

Geographic Region
U.S.	59.4	58.2	64.1	60.0
International	42.7	41.8	42.8	40.0
Total middle market loans	$102.1	100%	$106.9	100%

Credit Quality Indicators of Commercial Mortgage and Middle Market Loans	A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The following table represents the loan-to-value ratio of the commercial mortgage loan portfolio as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023	As at December 31, 2022
	(in millions)
Less than 50%	$47.5	$41.1
50% to 60%	227.3	248.3
61% to 70%	20.2	22.7
Commercial mortgage loans	$295.0	$312.1
The following table represents the loan-to-enterprise-value ratio of the middle market loan portfolio as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023	As at December 31, 2022
	(in millions)
Less than 50%	$63.5	$63.5
50% to 60%	23.3	16.4
61% to 70%	15.3	27.0
Middle market loans	$102.1	$106.9

Debt Service and Fixed Charge Coverage Ratios	The following table represents the debt-service coverage ratio of the commercial mortgage loan portfolio, excluding those that are non-performing and construction loans which are still under development, as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023	As at December 31, 2022
	(in millions)
Greater than 1.20x	$112.3	$106.1
1.00 - 1.20x	182.7	186.1
Less than 1.00x	—	—
Commercial mortgage loans (1)	$295.0	$292.2
_______________
(1)    As at June 30, 2023, we have non-performing loans of $Nil (December 31, 2022 — $Nil) and construction loans of $Nil (December 31, 2022 — $19.9 million) which only generate income when the construction is completed. As no income is currently being generated on these loans, they are not included in the table above. The total value of commercial mortgage loans is $295.0 million as at June 30, 2023 (December 31, 2022 — $312.1 million).
The following represents the fixed charge coverage ratio of the middle market loan portfolio as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023	As at December 31, 2022
	(in millions)
Greater than 1.20x	$78.9	$95.2
1.00 - 1.20x	3.8	3.8
Less than 1.00x	19.4	7.9
Middle market loans	$102.1	$106.9

Other Investments
The table below shows the Company’s investments in MVI, Multi-Line Reinsurer and Digital Re for the six months ended June 30, 2023 and the twelve months ended December 31, 2022:

	MVI	Multi-Line Reinsurer	Digital Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2023	$0.8	$5.2	$0.2	$6.2
Investment in the period	—	0.4	—	0.4
Unrealized gain for the period to June 30, 2023	—	0.4	—	0.4
Closing value of investment as at June 30, 2023	0.8	6.0	0.2	7.0

Opening undistributed value of investment as at January 1, 2022	$0.5	$3.2	$0.2	$3.9
Investment in the period	0.4	1.6	—	2.0
Unrealized (loss)/gain for the period to December 31, 2022	(0.1)	0.4	—	0.3
Closing value of investments at December 31, 2022	$0.8	$5.2	$0.2	$6.2

Summary of Fixed Maturities	The scheduled maturity distribution of the Company’s available for sale fixed income securities as at June 30, 2023 and December 31, 2022 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at June 30, 2023
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$242.4	$236.5	AA
Due after one year through five years	2,736.2	2,594.7	AA-
Due after five years through ten years	684.9	595.2	A+
Due after ten years	1.8	1.1	BB
Total — Government and corporate	3,665.3	3,427.5
Non-agency commercial mortgage-backed	6.6	5.7	AA+
Agency mortgage-backed	559.3	475.0	AA+
Total fixed income securities — Available for sale	$4,231.2	$3,908.2

	As at December 31, 2022
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$179.1	$176.0	AA+
Due after one year through five years	2,526.9	2,385.7	AA-
Due after five years through ten years	815.1	707.7	A+
Due after ten years	13.2	10.9	A-
Total — Government and corporate	3,534.3	3,280.3
Non-agency commercial mortgage-backed	6.6	5.6	AA+
Agency mortgage-backed	590.4	502.7	AA+
Total fixed income securities — Available for sale	$4,131.3	$3,788.6

Aggregate Fair Value and Gross Unrealized Loss by Type of Security	The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at June 30, 2023 and December 31, 2022:

	June 30, 2023
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$494.8	$(12.8)	$519.1	$(38.3)	$1,013.9	$(51.1)	105
U.S. agency	7.0	(0.4)	1.1	—	8.1	(0.4)	4
Municipal	90.9	(3.7)	58.7	(5.1)	149.6	(8.8)	60
Corporate	467.4	(13.1)	1,254.7	(142.1)	1,722.1	(155.2)	727
Non-U.S. government-backed corporate	5.2	—	105.7	(8.7)	110.9	(8.7)	16
Non-U.S. government	80.1	(1.2)	182.2	(10.8)	262.3	(12.0)	61
Non-agency commercial mortgage-backed	—	—	5.6	(0.9)	5.6	(0.9)	1
Agency mortgage-backed	18.4	(1.3)	455.6	(83.0)	474.0	(84.3)	214
Total fixed income securities — Available for sale	1,163.8	(32.5)	2,582.7	(288.9)	3,746.5	(321.4)	1,188
Total short-term investments — Available for sale	11.8	—	—	—	11.8	—	5
Total	$1,175.6	$(32.5)	$2,582.7	$(288.9)	$3,758.3	$(321.4)	1,193

	December 31, 2022
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$741.1	$(30.6)	$203.4	$(20.1)	$944.5	$(50.7)	118
U.S. agency	7.1	(0.4)	1.7	—	8.8	(0.4)	5
Municipal	133.1	(7.1)	16.4	(2.3)	149.5	(9.4)	59
Corporate	1,104.7	(77.6)	568.2	(91.5)	1,672.9	(169.1)	701
Non-U.S. government-backed corporate	11.3	(0.5)	99.0	(8.3)	110.3	(8.8)	16
Non-U.S. government	63.8	(2.9)	135.9	(8.6)	199.7	(11.5)	45
Non-agency commercial mortgage-backed securities	5.6	(1.0)	—	—	5.6	(1.0)	1
Agency mortgage-backed	202.8	(24.9)	299.1	(62.8)	501.9	(87.7)	220
Total fixed income securities — Available for sale	2,269.5	(145.0)	1,323.7	(193.6)	3,593.2	(338.6)	1,165
Total short-term investments — Available for sale	51.9	(0.4)	—	—	51.9	(0.4)	1
Total	$2,321.4	$(145.4)	$1,323.7	$(193.6)	$3,645.1	$(339.0)	1,166